Schedule of Investments - March 31, 2023
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

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COMMON STOCKS - 99.41%		Held	Value
COMMUNICATION SERVICES - 4.40%
Entertainment - 1.92%
Warner Bros. Discovery, Inc. (a)		616,100	$9,303,110

Media - 2.48%
News Corp.		247,900	4,281,233
Omnicom Group, Inc.		26,400	2,490,576
Paramount Global (l)		236,800	5,283,008
			12,054,817
TOTAL COMMUNICATION SERVICES			21,357,927

CONSUMER DISCRETIONARY - 10.45%
Automobile Components - 6.56%
Adient PLC (a)		357,000	14,622,720
The Goodyear Tire & Rubber Company (a)		537,500	5,923,250
Lear Corp.		14,900	2,078,401
Magna International, Inc.		171,700	9,197,969
			31,822,340
Automobiles - 0.34%
Harley-Davidson, Inc.		43,900	1,666,883

Household Durables - 1.41%
Whirlpool Corp.		51,600	6,812,232

Specialty Retail - 1.46%
The ODP Corp. (a)		156,845	7,054,888

Textiles, Apparel & Luxury Goods - 0.68%
Capri Holdings Ltd. (a)		70,000	3,290,000
TOTAL CONSUMER DISCRETIONARY			50,646,343

CONSUMER STAPLES - 1.05%
Personal Care Products - 1.05%
Herbalife Nutrition Ltd. (a)		315,200	5,074,720
TOTAL CONSUMER STAPLES			5,074,720

ENERGY - 20.06%
Energy Equipment & Services - 2.64%
Expro Group Holdings NV (a)		138,183	2,537,040
Halliburton Company		135,600	4,290,384
NOV, Inc.		254,600	4,712,646
TechnipFMC PLC (a)		91,200	1,244,880
			12,784,950
Oil, Gas & Consumable Fuels - 17.42%
APA Corp.		538,700	19,425,522
Cenovus Energy, Inc.		333,300	5,819,418
Chord Energy Corp.		49,300	6,635,780
Kosmos Energy Ltd. (a)		3,766,320	28,021,420
Marathon Oil Corp.		107,000	2,563,720
Murphy Oil Corp.		163,100	6,031,438
PDC Energy, Inc.		176,400	11,321,352
Range Resources Corp.		176,100	4,661,367
			84,480,017
TOTAL ENERGY			97,264,967

FINANCIALS - 29.71%
Banks - 14.90%
Citizens Financial Group, Inc.		599,200	18,197,704
Comerica, Inc.		50,100	2,175,342
First Citizens BancShares, Inc.		27,887	27,136,840
First Horizon Corp.		131,100	2,330,958
KeyCorp		198,800	2,488,976
Popular, Inc.		346,900	19,915,529
			72,245,349
Capital Markets - 3.29%
Lazard Ltd.		42,000	1,390,620
Northern Trust Corp.		33,000	2,908,290
State Street Corp.		153,700	11,633,553
			15,932,463
Consumer Finance - 1.17%
SLM Corp.		458,000	5,674,620

Financial Services - 2.41%
Euronet Worldwide, Inc. (a)		50,900	5,695,710
Fidelity National Information Services, Inc.		109,800	5,965,434
			11,661,144
Insurance - 7.94%
American International Group, Inc.		277,900	13,995,044
CNO Financial Group, Inc.		491,200	10,899,728
Enstar Group Ltd. (a)		43,800	10,152,402
The Hartford Financial Services Group, Inc.		49,700	3,463,593
			38,510,767
TOTAL FINANCIALS			144,024,343

HEALTH CARE - 4.19%
Health Care Equipment & Supplies - 0.49%
GE HealthCare Technologies, Inc. (a)		29,000	2,378,870

Health Care Providers & Services - 3.22%
Centene Corp. (a)		93,200	5,891,172
Universal Health Services, Inc.		76,300	9,697,730
			15,588,902
Pharmaceuticals - 0.48%
Jazz Pharmaceuticals PLC (a)		16,000	2,341,280
TOTAL HEALTH CARE			20,309,052

INDUSTRIALS - 14.33%
Air Freight & Logistics - 3.17%
FedEx Corp.		28,800	6,580,512
International Distributions Services PLC (v)		3,165,000	8,764,294
			15,344,806
Commercial Services & Supplies - 1.98%
The Brink’s Company		144,000	9,619,200

Construction & Engineering - 3.20%
Fluor Corp. (a)		501,800	15,510,638

Ground Transportation - 1.21%
U-Haul Holding Company		113,500	5,884,975

Machinery - 3.22%
Allison Transmission Holdings, Inc.		104,200	4,714,008
CNH Industrial NV		225,500	3,443,385
Iveco Group NV (a) (v)		141,180	1,335,175
Stanley Black & Decker, Inc.		75,700	6,099,906
			15,592,474
Professional Services - 1.55%
ManpowerGroup, Inc.		91,200	7,526,736
TOTAL INDUSTRIALS			69,478,829

INFORMATION TECHNOLOGY - 8.26%
Communications Equipment - 6.46%
CommScope Holding Company, Inc. (a)		259,100	1,650,467
F5, Inc. (a)		98,800	14,394,172
Telefonaktiebolaget LM Ericsson - ADR (l)		2,616,800	15,308,280
			31,352,919
Electronic Equipment, Instruments & Components - 1.80%
Arrow Electronics, Inc. (a)		69,800	8,715,926
TOTAL INFORMATION TECHNOLOGY			40,068,845

MATERIALS - 3.37%
Chemicals - 3.37%
Huntsman Corp.		182,800	5,001,408
Olin Corp.		204,300	11,338,650
TOTAL MATERIALS			16,340,058

REAL ESTATE - 0.31%
Hotel & Resort Real Estate Investment Trusts - 0.13%
Pebblebrook Hotel Trust		43,100	605,124

Office Real Estate Investment Trusts - 0.18%
Vornado Realty Trust		58,000	891,460
TOTAL REAL ESTATE			1,496,584

UTILITIES - 3.28%
Electric Utilities - 0.89%
NRG Energy, Inc.		126,100	4,323,969

Independent Power and Renewable Electricity Producers - 2.39%
Vistra Corp.		482,900	11,589,600
TOTAL UTILITIES			15,913,569

Total common stocks (Cost $426,449,270)			481,975,237

Total long-term investments (Cost $426,449,270)			481,975,237

COLLATERAL FOR SECURITIES ON LOAN - 2.44%
Money Market Funds - 2.44%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 4.73%^		11,830,675	11,830,675
Total collateral for securities on loan (Cost $11,830,675)			11,830,675

		Principal
SHORT-TERM INVESTMENTS - 0.22%		Amount
Time Deposits - 0.22%
Banco Bilbao Vizcaya Argentaria SA, 4.18%, 04/03/2023*		$1,078,338	1,078,338
Total short-term investments (Cost $1,078,338)			1,078,338

Total investments - 102.07% (Cost $439,358,283)			494,884,250

Liabilities in excess of other assets - (2.07)%			(10,049,919)

Net assets - 100.00%			$484,834,331

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on loan. The total market value of securities on loan was $11,397,814. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor’s proprietary fair value pricing model. The total market value of these securities was $10,099,469, which represented 2.08% of net assets. See Security Valuation below.

ADR	- American Depositary Receipt
^	- Rate shown is the 7-day yield as of March 31, 2023.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2023:

Level 1 --- Quoted prices in an active market:
Common Stocks	$471,875,768
Money Market Funds	11,830,675
Time Deposits	1,078,338
Level 2 --- Other significant observable market inputs:
Common Stocks:
Industrials	10,099,469
Level 3 --- Significant unobservable inputs	-

Total Investments	$494,884,250

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.